Leases (Details)		6 Months Ended
	Feb. 01, 2024 ILS (₪)	Jun. 30, 2025 USD ($) ft²	Feb. 01, 2024 USD ($) ft²	Feb. 01, 2024 ILS (₪) ft²
Leases [Line Items]
Area of land		2,100	6,340	6,340
Additional area of land			260	260
Aggregate rental payment (in New Shekels) | ₪	₪ 71,000
Lease term			3 years	3 years
Lease payment (in Dollars) | $		$ 50,000
Lease Agreement [Member]
Leases [Line Items]
Bank guarantee			$ 68,603	₪ 257,680